Loans and Related Allowance for Loan Losses (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans	$ 417,631,000	$ 383,904,000	$ 378,297,000
Period for trouble debt restructuring loan to be considered in default	30 days
Interest income on nonaccrual loans	$ 311,000	300,000	281,000
Troubled debt restructured loan	445,000	339,000
Recorded charge-offs	285,000	292,000	279,000
Aggregate amount of demand deposits reclassified as loan balances	75,000	33,000
Real Estate Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans	141,295,000	140,369,000	123,711,000
Recorded charge-offs	$ 60,000	70,000	146,000
Maximum loan-to-value ratio	80.00%
Real Estate Portfolio Segment [Member] | Mortgage Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans	$ 163,548,000	146,888,000	154,905,000
Restructured loan balance in default status	39,000
Recorded charge-offs	183,000	149,000	$ 103,000
Loan balance in the process of foreclosure	94,000	1,285,000
Non-Accruing Troubled Debt Restructurings [Member] | Real Estate Portfolio Segment [Member] | Mortgage Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Troubled debt restructured loan	17,000	20,000
Pass [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans	392,532,000	332,904,000		$ 32,603,000
Pass [Member] | Real Estate Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans	125,352,000	114,299,000
Pass [Member] | Real Estate Portfolio Segment [Member] | Mortgage Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans	$ 160,774,000	$ 139,861,000